Accumulated Other Comprehensive Income (Loss) - Components of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	$ 4,989	$ 6,121	$ 5,068
Reclassification of certain tax effects			0
Ending balance	6,808	4,989	6,121
Other comprehensive (income) loss allocated to noncontrolling interests	6	(4)	3
Unrealized Gain (Loss) on Cash Flow Hedges
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(6)	(54)	(22)
Other comprehensive income (loss), before reclassifications	(20)	74	(111)
Reclassification of certain tax effects			0
Amounts reclassified from other comprehensive income	9	(26)	79
Other comprehensive income (loss)	(11)	48	(32)
Ending balance	(17)	(6)	(54)
Change in Retirement Plans’ Funded Status
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(653)	(650)	(473)
Other comprehensive income (loss), before reclassifications	202	143	(68)
Reclassification of certain tax effects			(65)
Amounts reclassified from other comprehensive income	(108)	(146)	(44)
Other comprehensive income (loss)	94	(3)	(112)
Ending balance	(559)	(653)	(650)
Foreign Currency Translation
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(1,884)	(1,145)	(1,216)
Other comprehensive income (loss), before reclassifications	241	(739)	71
Reclassification of certain tax effects			0
Amounts reclassified from other comprehensive income	0	0	0
Other comprehensive income (loss)	241	(739)	71
Ending balance	(1,643)	(1,884)	(1,145)
Share of Other Comprehensive Income of Entities Using the Equity Method
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(133)	(153)	(148)
Other comprehensive income (loss), before reclassifications	(93)	20	(5)
Reclassification of certain tax effects			0
Amounts reclassified from other comprehensive income	0	0	0
Other comprehensive income (loss)	(93)	20	(5)
Ending balance	(226)	(133)	(153)
Total
Accumulated Other Comprehensive Income [Roll Forward]
Beginning balance	(2,676)	(2,002)	(1,859)
Other comprehensive income (loss), before reclassifications	330	(502)	(113)
Reclassification of certain tax effects			(65)
Amounts reclassified from other comprehensive income	(99)	(172)	35
Other comprehensive income (loss)	231	(674)	(78)
Ending balance	$ (2,445)	$ (2,676)	$ (2,002)